Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

	Furniture and office equipment	Computers and electronic equipment	Leasehold improvements	Molds and production equipment	Total

Cost
As of January 1, 2022	449	289	70	1,149	1,957
Additions	2	-	-	6	8
As of December 31, 2022	451	289	70	1,155	1,965
Additions	-	2	-	1	3
As of December 31, 2023	451	291	70	1,156	1,968

Accumulated depreciation
As of January 1, 2022	440	276	57	998	1,771
Additions	3	4	2	38	47
As of December 31, 2022	443	280	59	1,036	1,818
Additions	1	4	6	45	56
As of December 31, 2023	444	284	65	1,081	1,874

Amortized cost
As of December 31, 2023	7	7	5	75	94

As of December 31, 2022	8	9	11	119	147